CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Statutory reserves funds CNY (¥)	Statutory reserves funds USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Kingsoft Cloud Holdings Limited shareholders' equity CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022		¥ 25,062		¥ (208,385)		¥ 18,648,205		¥ 453,074		¥ 14,700		¥ (10,131,636)		¥ 8,801,020		¥ 782,479		¥ 9,583,499
Balance (in shares) at Dec. 31, 2022 | shares	[1]	3,508,413,941	3,508,413,941
Net loss for the year												(2,176,340)		(2,176,340)		(7,307)		(2,183,647)
Appropriation to statutory reserves										7,065		(7,065)
Other comprehensive income (loss)								102,268						102,268		(27)		102,241
Disposal of a subsidiary																437		437
Share-based compensation						175,557								175,557		6,088		181,645
Exercise and vesting of share-based awards		¥ 381				10,802								11,183				11,183
Exercise and vesting of share-based awards (in shares) | shares	[1]	53,683,525	53,683,525
Acquisition of non-controlling interests						(23,536)								(23,536)		(425,918)		(449,454)
Balance at Dec. 31, 2023		¥ 25,443		(208,385)		18,811,028		555,342		21,765		(12,315,041)		6,890,152		355,752		7,245,904
Balance (in shares) at Dec. 31, 2023 | shares	[1]	3,562,097,466	3,562,097,466
Net loss for the year												(1,966,680)		(1,966,680)		(12,362)		(1,979,042)
Appropriation to statutory reserves										10,236		(10,236)
Other comprehensive income (loss)								11,558						11,558		(22)		11,536
Share-based compensation						220,529								220,529		(6,088)		214,441
Exercise and vesting of share-based awards		¥ 246		102,907		(90,672)								12,481				12,481
Exercise and vesting of share-based awards (in shares) | shares	[1]	125,593,306	125,593,306
Balance at Dec. 31, 2024		¥ 25,689	$ 25,689	(105,478)	$ (105,478)	18,940,885	$ 18,940,885	566,900	$ 566,900	32,001	$ 32,001	(14,291,957)	$ (14,291,957)	5,168,040	$ 5,168,040	337,280	$ 337,280	5,505,320	$ 5,505,320
Balance (in shares) at Dec. 31, 2024 | shares	[1]	3,687,690,772	3,687,690,772
Net loss for the year												(936,251)		(936,251)		(7,441)		(943,692)	(134,946)
Issuance of ordinary shares		¥ 5,199				4,528,134								4,533,333				4,533,333
Issuance of ordinary shares (in shares) | shares	[1]	726,500,000	726,500,000
Appropriation to statutory reserves										19,660		(19,660)
Other comprehensive income (loss)								(126,493)						(126,493)		221		(126,272)
Share-based compensation						446,909								446,909				446,909
Exercise and vesting of share-based awards				74,410		(46,973)								27,437				27,437
Exercise and vesting of share-based awards (in shares) | shares	[1]	65,666,895	65,666,895
Acquisition of non-controlling interests	[2]					204,051								204,051		(334,052)		(130,001)
Balance at Dec. 31, 2025		¥ 30,888	$ 4,417	¥ (31,068)	$ (4,443)	¥ 24,073,006	$ 3,442,394	¥ 440,407	$ 62,977	¥ 51,661	$ 7,387	¥ (15,247,868)	$ (2,180,416)	¥ 9,317,026	$ 1,332,316	¥ (3,992)	$ (571)	¥ 9,313,034	$ 1,331,745
Balance (in shares) at Dec. 31, 2025 | shares	[1]	4,479,857,667	4,479,857,667

[1]	As of December 31, 2023, 2024 and 2025, 59,286,225, 24,509,339 and 24,509,339, ordinary shares, respectively, were issued in relation to the share awards. These shares are legally issued but not outstanding.
[2]	In 2025, the Group acquired the remaining 7.77% of equity interest of Camelot Information Systems Inc. (“Camelot”) and the acquisition of the non-controlling interests was recognized as an equity transaction. Upon the completion of the acquisition, the Group owned 100% of equity interest in Camelot.